Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2018	12/31/2019

Trade payables	2,277	1,451
Collection accounts:
Tax payables	1,187	1,160
Financial transactions pending settlement	5,061	9,267
Other financial liabilities	5,281	3,886
	13,806	15,764

Other financial liabilities - Financial transactions pending settlement
Financial liabilities
Schedule of financial liabilities

	12/31/2018	12/31/2019

Mexican government securities	4,827	8,059
BPATS	201	1,003
Equity instruments	1	205
Other financial instruments	32	—
	5,061	9,267

Other financial liabilities - Other miscellaneous financial liabilities
Financial liabilities
Schedule of financial liabilities

	12/31/2018	12/31/2019

Retentions related to loans (*)	1,000	1,524
Other payable account	4,281	2,362
	5,281	3,886

(*)These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.